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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-2957
Keyco Bond Fund, Inc.
(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630
Southfield, Michigan	48034
(Address of principal executive offices)	(Zip code)
Joel D. Tauber, President
Keyco Bond Fund, Inc.
27777 Franklin Road, Suite 1630
Southfield, Michigan 48034
(Name and address of agent for service)
Registrant’s telephone number, including area code: (248) 353-0790
Date of fiscal year end: September 30
Date of reporting period: June 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Keyco Bond Fund, Inc.
Schedule of Investments (unaudited)
June 30, 2009

Long-Term State and	Principal	Fair
Municipal Obligations	Amount	Value
Michigan (38.5% of investment fair value)
Berkley, Michigan, City School District, 5%, May 2019	$425,000	$455,889
Detroit, Michigan, FSA, Series A, 5%, April 2019	640,000	547,002
Detroit, Michigan, City School District, 5.5%, May 2020	385,000	429,841
Detroit, Michigan, City School District, 5%, May 2022	500,000	557,615
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022	250,000	269,872
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024	350,000	347,084
Dundee, Michigan, Community School District, 5.375%, May 2020	365,000	379,899
Ferndale, Michigan, School District, 5%, May 2022	450,000	458,847
Grand Ledge, Michigan, Public Schools, 5%, May 2022	400,000	412,800
Kalamazoo, Michigan, Hospital Finance Authority, Facilities Revenue, Bronson Methodist Hospital, 5.25%, May 2018	145,000	145,087
Livonia, Michigan, Public Schools, 5.75%, May 2018	380,000	396,678
Macomb County, Michigan, Building Authority, 5%, March 2021	500,000	515,045
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2022	325,000	338,208
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2023	535,000	550,237
Michigan State Building Authority Revenue, Series 1, 4.75%, October 2021	270,000	262,877
Michigan State Trunk Line, Series A, 4.75%, November 2020	120,000	120,779
Novi, Michigan, Building Authority, 5.6%, October 2019	420,000	449,282
Rockford, Michigan, Public Schools, 5%, May 2028	400,000	413,812
Saginaw Valley State University General Revenue, Michigan, 5.25%, July 2019	85,000	86,504
Utica, Michigan, Community Schools, 5%, May 2020	400,000	412,496
Warren, Michigan, Water and Sewer Revenue, 5.25%, November 2019	500,000	547,990
Wayland, Michigan, Union School District, 5%, May 2026	650,000	647,679
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022	125,000	139,760
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022	440,000	452,698
Zeeland, Michigan, Public Schools, 5%, May 2023	225,000	226,427

	9,285,000	9,564,408

Keyco Bond Fund, Inc.
Schedule of Investments (unaudited)
June 30, 2009

Long-Term State and	Principal	Fair
Municipal Obligations	Amount	Value
All Other States and Territories (61.5% of investment fair value)
California State Various Purposes, 5%, June 2024	$475,000	$438,672
Colorado State Board of Governors University Enterprise System Revenue, 5.25%, March 2027	200,000	208,818
District of Columbia, Series A, 4.75%, June 2031	430,000	400,506
Collier County, Florida, School Board Certificates of Participation, 4.625%, February 2026	425,000	403,916
Florida State Turnpike Authority, Turnpike Revenue, Department of Transportation, 5%, July 2027	500,000	500,320
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014	665,000	768,973
Hawaii State, Series DN, 5.5%, August 2028	500,000	539,585
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2009	700,000	702,611
Chicago, Illinois, Board of Education, Dedicated Revenue, 5% December 2027	470,000	470,329
Illinois State, 4.85%, October 2024	425,000	428,897
Southern Illinois University Revenue, 5%, April 2026	750,000	734,955
Springfield, Illinois, Water Revenue, 5.5%, March 2032	500,000	517,795
Lawrence, Massachusetts, State Qualified, 5%, April 2027	500,000	520,795
Clark County, Nevada, 5%, November 2024	300,000	290,922
Mercer County, New Jersey, Improvement Authority Revenue, State Justice Complex, 6.4%, January 2018	500,000	593,110
Metropolitan Transportation Authority, New York, Revenue, 5%, November 2025	350,000	352,450
New York, New York, CIFG, TCRS, CIFG, Series O, 5%, June 2022	325,000	331,302
New York, New York, TCRS, Series M, 5%, April 2025	315,000	318,103
New York, New York, City Transitional Finance Authority Future Tax Secured Refunding, Series A-1, 4.375%, November 2024	500,000	507,180
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, 5.625%, June 2028	500,000	538,730
Western Nassau County, New York, Water Authority, Water System Revenue, 5%, May 2024	500,000	510,075
Toledo, Ohio, City School District, 5%, December 2025	250,000	256,235
Erie County, Hospital Authority PA Revenue, Erie County Geriatric Center, U. S. Treasury, 6.25%, July 2011	240,000	248,213

Keyco Bond Fund, Inc.
Schedule of Investments (unaudited)
June 30, 2009

Long-Term State and	Principal	Fair
Municipal Obligations	Amount	Value
All Other States and Territories (continued)
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, 6.25%, July 2012	$500,000	$524,050
Puerto Rico Electric Power Authority, Power Revenue, Series PP, 5%, July 2023	575,000	534,917
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, 1998 Series A, 5.375%, October 2013	435,000	436,949
Puerto Rico Public Finance Corporation Commonwealth Appropriation, 5.375%, June 2017	565,000	646,795
Canutillo, Texas, Independent School District, 5%, August 2023	450,000	458,626
Conroe, Texas, Independent School District and Schoolhouse, 5.3%, February 2020	35,000	35,055
Corpus Christi, Texas, Business and Job Development Corporate Sales Tax Revenue, 5%, September 2021	475,000	482,923
Frisco, Texas, Certificates of Obligation, 5.25%, February 2018	500,000	526,905
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020	730,000	752,440
Washington State, Various Purpose, Series A, 5%, July 2032	295,000	294,198

	14,880,000	15,275,350

Total investments	$24,165,000	$24,839,758

Note to Investment Portfolio:
On June 30, 2009, the cost on a tax basis of investments in securities was $24,701,230. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were:

Gross unrealized appreciation	$754,692
Gross unrealized depreciation	616,164

Net unrealized appreciation	$138,528

Item 2. Controls and Procedures.
     (a) Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
     (b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.
Item 3. Exhibits.
     (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
KEYCO BOND FUND, INC.

By:	/s/ Joel D. Tauber Joel D. Tauber, President
Date: July 22, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber Joel D. Tauber, President
Date: July 22, 2009

By:	/s/ Ellen T. Horing Ellen T. Horing, Treasurer
Date: July 22, 2009

EXHIBIT INDEX

Exhibit No.	Description

EX.99.302CERT (2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.